Fair Value Measurements - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2017 USD ($) Security	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Fair Value Disclosures [Line Items]
Fair value transfer between Level 1, Level 2 or Level 3	$ 0	$ 0	$ 0	$ 0
Number of securities in an unrealized loss position for less than 12 months | Security	23
Fair value of securities in an unrealized loss position for less than 12 months	$ 73,800,000
Gross unrealized losses	100,000
Domestic Cash and Investments [Member]
Fair Value Disclosures [Line Items]
Cash and cash equivalents, restricted cash and investments	$ 177,700,000	$ 52,900,000	$ 62,300,000
Minimum [Member]
Fair Value Disclosures [Line Items]
Long-term investments maturity period	1 year		1 year
Maximum [Member]
Fair Value Disclosures [Line Items]
Long-term investments maturity period	2 years		2 years